Information on remuneration - Accumulated annual pension entitlements and pension-related costs (Detail) - Board of management [Member]	Dec. 31, 2019 EUR (€)
Information on remuneration - Text Details (Detail) [Line Items]
Pension-related costs	€ 1,039,216
A. Bhattacharya [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Age	58
Accumulated annual pension	€ 31,338
Pension-related costs	€ 256,386
F.A. van Houten [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Age	59
Accumulated annual pension	€ 325,561
Pension-related costs	€ 585,432
M.J. van Ginneken [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Age	46
Accumulated annual pension	€ 44,169
Pension-related costs	€ 197,398